Plant and equipment, Cost and Accumulated Depreciation (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Property plant and equipment [Abstract]
Property, plant and equipment, beginning balance		$ 32,522,602
Reversal of prior-year impairment	$ 13,200,000
Property, plant and equipment, ending balance	96,126,406	96,126,406	$ 32,522,602
Right-of-Use Assets [Member]
Property plant and equipment [Abstract]
Property, plant and equipment, beginning balance		403,279
Property, plant and equipment, ending balance	674,425	674,425	403,279
Infrastructure [Member]
Property plant and equipment [Abstract]
Property, plant and equipment, beginning balance		23,426,964
Property, plant and equipment, ending balance	18,820,524	18,820,524	23,426,964
Mining Servers [Member]
Property plant and equipment [Abstract]
Property, plant and equipment, beginning balance		8,692,359
Property, plant and equipment, ending balance	76,631,457	76,631,457	8,692,359
Cost [Member]
Property plant and equipment [Abstract]
Property, plant and equipment, beginning balance		134,005,087	115,109,621
Additions		86,891,454	5,810,970
Expiration of lease			(71,440)
Reversal of prior-year impairment			13,155,936
Property, plant and equipment, ending balance	220,896,541	220,896,541	134,005,087
Cost [Member] | Right-of-Use Assets [Member]
Property plant and equipment [Abstract]
Property, plant and equipment, beginning balance		503,834	575,274
Additions		460,100	0
Expiration of lease			(71,440)
Reversal of prior-year impairment			0
Property, plant and equipment, ending balance	963,934	963,934	503,834
Cost [Member] | Infrastructure [Member]
Property plant and equipment [Abstract]
Property, plant and equipment, beginning balance		45,286,802	32,130,866
Additions		1,419,151	0
Expiration of lease			0
Reversal of prior-year impairment			13,155,936
Property, plant and equipment, ending balance	46,705,953	46,705,953	45,286,802
Cost [Member] | Mining Servers [Member]
Property plant and equipment [Abstract]
Property, plant and equipment, beginning balance		88,214,451	82,403,481
Additions		85,012,203	5,810,970
Expiration of lease			0
Reversal of prior-year impairment			0
Property, plant and equipment, ending balance	173,226,654	173,226,654	88,214,451
Accumulated Depreciation [Member]
Property plant and equipment [Abstract]
Property, plant and equipment, beginning balance		(101,482,485)	(80,226,536)
Depreciation		23,287,650	21,264,918
Expiration of lease		(32,973)
Accretion expense		(24,004)
Property, plant and equipment, ending balance	(124,770,135)	(124,770,135)	(101,482,485)
Accumulated Depreciation [Member] | Right-of-Use Assets [Member]
Property plant and equipment [Abstract]
Property, plant and equipment, beginning balance		(100,555)	(74,259)
Depreciation		188,954	35,265
Expiration of lease		(32,973)
Accretion expense		(24,004)
Property, plant and equipment, ending balance	(289,509)	(289,509)	(100,555)
Accumulated Depreciation [Member] | Infrastructure [Member]
Property plant and equipment [Abstract]
Property, plant and equipment, beginning balance		(21,859,838)	(15,058,758)
Depreciation		6,025,591	6,801,080
Expiration of lease		0
Accretion expense		0
Property, plant and equipment, ending balance	(27,885,429)	(27,885,429)	(21,859,838)
Accumulated Depreciation [Member] | Mining Servers [Member]
Property plant and equipment [Abstract]
Property, plant and equipment, beginning balance		(79,522,092)	(65,093,519)
Depreciation		17,073,105	14,428,573
Expiration of lease		0
Accretion expense		0
Property, plant and equipment, ending balance	$ (96,595,197)	$ (96,595,197)	$ (79,522,092)